NYSE Regulation

10013907

Received SEC
NOV 30 2010
Washington, DC 20549

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

CERTARCA
001-33434

November 30, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:		
	Issuer:	Credit Suisse AG
	Issuer CIK:	0001053092
	SEC File Number:	001-33434
	Form 8-A Date:	11/29/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received (on November 22, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

VelocityShares Daily Inverse VIX Short Term ETN linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030

VelocityShares Daily Inverse VIX Medium Term ETN linked to the S&P 500 VIX Mid-Term Futures™ Index due December 4, 2030

VelocityShares VIX Short Term ETN linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030

VelocityShares VIX Medium Term ETN linked to the S&P 500 VIX Mid-Term Futures™ Index due December 4, 2030

VelocityShares Daily 2x VIX Short Term ETN linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030

VelocityShares Daily 2x VIX Medium Term ETN linked to the S&P 500 VIX Mid-Term Futures™ Index due December 4, 2030

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312)442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig Gray
Manager, Listing Compliance